Schedule of investments
Nomura Core Equity Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.33%♣
Communication Services — 8.42%
Alphabet Class A	727,830	$ 260,104,607
Meta Platforms Class A	76,372	43,019,584
Netflix †	258,118	18,429,625
		321,553,816
Consumer Discretionary — 5.29%
Amazon.com †	488,626	116,459,121
AutoZone †	21,301	68,076,718
Booking Holdings	97,890	17,447,913
		201,983,752
Consumer Staples — 2.26%
Costco Wholesale	92,123	86,178,303
		86,178,303
Energy — 1.21%
Williams	623,206	46,329,134
		46,329,134
Financials — 15.92%
Ally Financial	1,274,239	58,551,282
American Express	176,357	59,652,755
Aon Class A	143,856	47,715,597
Blackstone	344,974	40,593,090
Cboe Global Markets	223,383	54,208,353
CME Group	161,421	35,646,599
JPMorgan Chase & Co.	247,899	81,144,780
Mastercard Class A	154,260	79,227,936
Morgan Stanley	341,445	71,375,663
PNC Financial Services Group	323,856	79,739,824
		607,855,879
Healthcare — 7.25%
AbbVie	138,940	34,962,862
Danaher	226,602	43,163,149
Eli Lilly & Co.	30,031	36,020,082
Gilead Sciences	515,901	65,178,933
Humana	65,506	26,020,293
Thermo Fisher Scientific	82,027	41,125,057
Vertex Pharmaceuticals †	61,158	30,379,013
		276,849,389
Industrials — 17.50%
Airbus ADR	1,372,180	76,293,208
BAE Systems ADR	566,350	55,473,982
Carrier Global	943,793	69,227,217
Caterpillar	35,764	38,085,084
Cummins	142,525	101,650,255
Eaton	226,125	96,356,385
Ferguson Enterprises	225,022	53,404,471
Howmet Aerospace	502,143	135,006,167
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Parker-Hannifin	43,864	$ 42,904,256
		668,401,025
Information Technology — 35.57%
Advanced Micro Devices †	201,573	117,095,772
Apple	721,231	208,695,402
Applied Materials	194,750	140,804,250
Broadcom	220,529	83,304,830
Microsoft	353,974	132,039,382
NVIDIA	1,238,575	247,826,472
Seagate Technology Holdings	138,771	133,914,015
ServiceNow †	460,708	45,739,090
Taiwan Semiconductor Manufacturing ADR	425,990	203,440,044
Texas Instruments	152,147	45,350,456
		1,358,209,713
Materials — 2.03%
Crown Holdings	391,680	43,797,658
Vulcan Materials	114,805	33,868,623
		77,666,281
Utilities — 2.88%
Entergy	625,627	71,859,517
NextEra Energy	435,727	38,243,759
		110,103,276
Total Common Stocks (cost $1,836,116,245)		3,755,130,568

Short-Term Investments — 1.90%
Money Market Mutual Funds — 1.90%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	18,184,473	18,184,473
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	18,184,473	18,184,473
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	18,184,472	18,184,472
NQ- IV001 [0626] 0826 (5831246)    1

Schedule of investments
Nomura Core Equity Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	18,184,474	$ 18,184,474
Total Short-Term Investments (cost $72,737,892)		72,737,892

Total Value of Securities—100.23% (cost $1,908,854,137)		3,827,868,460
Liabilities Net of Receivables and Other Assets—(0.23%)		(8,840,424)
Net Assets Applicable to 190,542,367 Shares Outstanding—100.00%		$3,819,028,036

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV001 [0626] 0826 (5831246)